Expense Example, No Redemption - Ultra-Short Strategy Portfolio - Ultra-Short Strategy Portfolio - Mercury Class	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 26
Expense Example, No Redemption, 3 Years	$ 91